Inventories (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Inventories

	December 31, 2020	December 31, 2019
Raw materials	13,178	13,643
Work in progress	9,655	8,565
Finished goods and goods for resale	19,305	17,565

Total inventories at the lower of cost and net realisable value	42,138	39,773